N-2	May 14, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001508655
Amendment Flag	false
Securities Act File Number	001-36364
Document Type	8-K
Entity Registrant Name	Sixth Street Specialty Lending, Inc.
Entity Address, Address Line One	2100 McKinney Avenue
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	469
Local Phone Number	621-3001
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]	On May 14, 2026, Sixth Street Specialty Lending, Inc. (the “Company”) and U.S. Bank Trust Company, National Association (the “Trustee”), entered into a Third Supplemental Indenture (the “Third Supplemental Indenture”) to the Indenture, dated as of January 16, 2024, between the Company and the Trustee (the “Base Indenture”; and together with the Third Supplemental Indenture, the “Indenture”), relating to the Company’s issuance, offer and sale of $300,000,000 aggregate principal amount of its 5.650% notes due 2031 (the “Notes”).
Long Term Debt, Title [Text Block]	5.650% notes due 2031
Long Term Debt, Principal	$ 300,000,000
Long Term Debt, Structuring [Text Block]	The Notes will mature on August 15, 2031 and may be redeemed in whole or in part at the Company’s option at any time at the redemption prices set forth in the Third Supplemental Indenture. The Notes bear interest at a rate of 5.650% per year payable semiannually on February 15 and August 15 of each year, commencing on February 15, 2027.
Long Term Debt, Dividends and Covenants [Text Block]	The Company expects to use the net proceeds of this offering to pay down debt under its revolving credit facility and for general corporate purposes, including making new investments in accordance with the Company’s investment objective and strategies. The Indenture contains certain covenants including covenants requiring the Company to comply with Section 18(a)(1)(A) as modified by Section 61(a) of the Investment Company Act of 1940, as amended, or any successor provisions, but giving effect, in either case, to any exemptive relief granted to the Company by the SEC, and to provide financial information to the holders of the Notes and the Trustee if the Company should no longer be subject to the reporting requirements under the Securities Exchange Act of 1934. These covenants are subject to important limitations and exceptions that are described in the Indenture.